Income tax (Narrative) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended			84 Months Ended	36 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2014
Income tax [Line Items]
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Accrued deferred tax liability	0	0		0	0
Cayman [Member]
Income tax [Line Items]
Withholding income tax	0			0	0
BVI [Member]
Income tax [Line Items]
Withholding income tax	0			0	0
Hong Kong [Member]
Income tax [Line Items]
Income tax rate (as a percent)	16.50%	16.50%	16.50%
PRC [Member]
Income tax [Line Items]
Income tax rate (as a percent)				25.00%
Preferential tax rate (as a percent)	15.00%
Tax exemption period following the first profitable year	2 years
Period for reduction in tax percentage	3 years
Reduction in tax rate for three years following the exemption period (as a percent)	50.00%
Percentage of research and development expenses entitled to claim by enterprise	150.00%
PRC withholding tax rate (as a percent)	10.00%
Aggregate undistributed earnings of subsidiaries available for distribution	1,819,004	753,975		1,819,004	1,819,004
Maximum period for claw back underpaid tax plus penalties and interest by tax authorities	5 years
Guangzhou Huaduo [Member] | PRC [Member]
Income tax [Line Items]
Preferential tax rate (as a percent)					15.00%
Other PRC subsidiaries, VIE and VIE's subsidiary [Member]
Income tax [Line Items]
Preferential tax rate (as a percent)	25.00%
Guangzhou Huanju Shidai [Member]
Income tax [Line Items]
Preferential tax rate (as a percent)	0.00%